Basis of presentation for the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Basis of presentation for the consolidated financial statements [Abstract]
Disclosure Of Reclassification Of Assets [Text Block]
These revisions were not considered material to the previously issued financial statements.

Items	Original balances reported as of December 31, 2018	Reclassification	Balances reclassified as of December 31, 2018
	ThUS$	ThUS$	ThUS$
Trade and other receivables, current	464,855	1,764	466,619
Trade receivables due from related parties, current	44,554	(1,764)	42,790
Other non-financial assets, current	49,186	(1,214)	47,972
Intangible assets other than goodwill	188,283	1,067	189,350
Goodwill	34,718	148	34,866
Cost of sales	(1,483,524)	(2,107)	(1,485,631)
Finance costs	(59,914)	2,107	(57,807)

Disclosure of subsidiaries [text block]
Companies included in consolidation:

				Ownership interest
			Functional	As of December 31, 2019			As of December 31, 2018
TAX ID No.	Foreign subsidiaries	Country of origin	Currency	Direct	Indirect	Total	Total
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM North America Corp.	USA	US$	40.0000	60.0000	100.0000	100.0000
Foreign	SQM Europe N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Soquimich European Holding B.V.	Netherlands	US$	0.0000	100,0000	100.0000	100.0000
Foreign	SQM Corporation N.V.	Curacao	US$	0.0002	99.99980	100.0000	100.0000
Foreign	SQI Corporation N.V.	Curacao	US$	0.0159	99.98413	100.0000	100.0000
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	0.0100	99.9900	100.0000	100.0000
Foreign	North American Trading Company	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Administración Y Servicios Santiago S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Perú S.A.	Peru	US$	0.0091	99.99093	100.0000	100.0000
Foreign	SQM Ecuador S.A.	Ecuador	US$	0.0040	99.9960	100.0000	100.0000
Foreign	SQM Nitratos México S.A. de C.V.	Mexico	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQMC Holding Corporation L.L.P.	USA	US$	0.1000	99.9000	100.0000	100.0000
Foreign	SQM Investment Corporation N.V.	Curacao	US$	1.0000	99.0000	100.0000	100.0000
Foreign	SQM Brasil Limitada	Brazil	US$	0.8400	99.1600	100.0000	100.0000
Foreign	SQM France S.A.	France	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Japan Co. Ltd.	Japan	US$	0.1597	99.84030	100.0000	100.0000
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	1.6700	98.3300	100.0000	100.0000
Foreign	SQM Oceania Pty Limited	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Rs Agro-Chemical Trading A.V.V.	Aruba	US$	98.3333	1.666700	100.0000	100.0000
Foreign	SQM Colombia SAS	Colombia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Australia PTY	Australia	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SACAL S.A. (1)	Argentina	ARS	0.0000	0.0000	0.0000	100.0000
Foreign	SQM Indonesia S.A.	Indonesia	US$	0.0000	80.0000	80.0000	80.0000
Foreign	SQM Virginia L.L.C.	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Italia SRL	Italy	US$	0.0000	100.0000	100.0000	100.0000
Foreign	Comercial Caimán Internacional S.A.	Panama	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Africa Pty.	South Africa	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Lithium Specialties LLC	USA	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Iberian S.A.	Spain	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
Foreign	SQM Thailand Limited.	Thailand	US$	0.0000	99.99600	99.9960	99.9960
Foreign	SQM International N.V.	Belgium	US$	0.5800	99.4200	100.0000	100.0000
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	US$	0.0000	100.0000	100.0000	100.0000
96.801.610-5	Comercial Hydro S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
96.651.060-9	SQM Potasio S.A.	Chile	US$	99.9999	0.0000	99.9999	99.9999
96.592.190-7	SQM Nitratos S.A.	Chile	US$	99.9999	0.0001	100.0000	100.0000
96.592.180-K	Ajay SQM Chile S.A.	Chile	US$	51.0000	0.0000	51.0000	51.0000
86.630.200-6	SQMC Internacional Ltda. (2)	Chile	Ch$	0.0000	0.0000	0.0000	60.6381
79.947.100-0	SQM Industrial S.A.	Chile	US$	99.0470	0.9530	100.0000	100.0000
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Ch$	1.0000	99.0000	100.0000	100.0000
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	0.0003	99.9997	100.0000	100.0000
79.768.170-9	Soquimich Comercial S.A.	Chile	US$	0.0000	60.6383	60.6383	60.6383
79.626.800-K	SQM Salar S.A.	Chile	US$	18.1800	81.8200	100.0000	100.0000
78.053.910-0	Proinsa Ltda. (3)	Chile	Ch$	0.0000	0.0000	0.0000	60.5800
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Ch$	0.0000	100.0000	100.0000	100.0000
76.425.380-9	Exploraciones Mineras S.A.	Chile	US$	0.2691	99.7309	100.0000	100.0000
76.064.419-6	Comercial Agrorama Ltda. (4)	Chile	Ch$	0.0000	42.4468	42.4468	42.4468
76.145.229-0	Agrorama S.A.	Chile	Ch$	0.0000	60.6387	60.6387	60.6387
76.359.919-1	Orcoma Estudios SPA	Chile	US$	51.0000	0.0000	51.0000	51.0000
76.360.575-2	Orcoma SPA	Chile	US$	100.0000	0.0000	100.0000	100.0000
76.686.311-9	SQM MaG SpA	Chile	US$	0.0000	100.0000	100.0000	100.0000

1)	On June 26, 2019, SACAL was liquidated.
2)	On March 01, 2019, SQMC Internacional merged with Soquimich Comercial S.A.
3)	On April 01, 2019, Proinsa Ltda was liquidated.
4)	Comercial Agrorama Ltda was consolidated as it is controlled through the subsidiary Soquimich Comercial S.A.